Accrued liabilities and other liabilities - Schedule of Accrued liabilities and Other liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Payables related to professional service fee	¥ 9,394		¥ 6,753
Accrual for exchange golden coins and membership credits	5,181		5,156
Due to depository bank - current	4,619		945
Government grant	1,125		5,450
Payables to employees related to net proceeds from share options exercised (Note 6)	171		491
Others	1,422		587
Total	21,912	$ 3,438	19,382
Payables related to copyright	2,163		6,622
Government grant	2,380		2,380
Due to depository bank - non-current	0		1,612
Total	¥ 4,543		¥ 10,614